OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

NOTE 5: — OTHER ACCOUNTS PAYABLE

	December 31,
	2013	2012
Accrued expenses	$403	$896
Employees	176	359
	$579	$1,255